Capital Management	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Capital Management
CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2018 and 2017, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2018	2017
Long-term debt payable within one year	731	752
Short-term notes payable	1,252	926
Bank indebtedness	—	3
Less: cash and cash equivalents	(492)	—
	1,491	1,681

Long-term debt	9,978	9,315
Preferred shares	486	486
Common shares	4,312	4,856
Retained earnings	5,137	5,183
Total capital	21,404	21,521

Hydro One and HOSSM have customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2018, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.